GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE E – GOODWILL AND INTANGIBLE ASSETS

Goodwill and Intangible assets consist of the following at:

	June 30, 2022 (Unaudited)	December 31, 2021
Customer list and convenant not to compete acquired in connection with the Stock Purchase Agreement with Lyell Environmental Service, Inc. closed on October 19,2021	1,083,333	1,083,333
Goodwill acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	86,176	86,176
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	$109,000	$109,000
Total	1,278,509	1,278,509
Accumulated amortization	(177,079)	(57,845)

Net	$1,101,430	$1,220,664

The customer lists and covenants not to compete are being amortized using the straight-line method over their estimated useful lives of five years. For the six months ended June 30, 2022 and 2021, amortization of intangible assets expense was $119,233 and $8,317, respectively.

At June 30, 2022, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2022 (excluding the six months ended June 30, 2022)	$119,233
2023	238,467
2024	238,467
2025	238,467
2026	180,620
Thereafter	-
Total	$1,015,254

NOTE E – GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets consist of the following at:

	December 31, 2021	December 31, 2020
Customer list and covenant not to compete acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	$1,083,333	$-
Goodwill acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	86,176	-
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	109,000	-
Total	1,278,509	-
Accumulated amortization	(57,845)	-

Net	$1,220,664	$-

The customer list and covenant not to compete is being amortized using the straight-line method over their estimated useful life of five years. For the years ended December 31, 2021 and 2020, amortization of intangible assets expense was $57,845 and $0, respectively.

At December 31, 2021, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2022	$238,467
2023	238,467
2024	238,467
2025	238,467
2026	180,620
Thereafter	-
Total	$1,134,488